Consolidated statement of comprehensive income - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Consolidated statement of comprehensive income
Loss for the year	£ (28,678)	£ (115,510)	£ (92,216)
Items that may be subsequently reclassified to profit or loss
Movements on hedges	4,070	5,148	22,698
Income tax expense relating to movements on hedges	(1,018)	(1,287)	(569)
Other comprehensive income for the year, net of income tax	3,052	3,861	22,129
Total comprehensive loss for the year	£ (25,626)	£ (111,649)	£ (70,087)